UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217


Form 13F File Number:  028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff             Milwaukee, Wisconsin          10/14/2011
       ----------------             --------------------          ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           26
                                         -----------

Form 13F Information Table Value Total:  $    94,851
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
---------------------------  ---------------  ---------  ----------  ---------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
      NAME OF ISSUER              CLASS         CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
---------------------------  ---------------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ ----
ANALOG DEVICES               COM              032654105        2631       84200  SH         Sole                   84200
APPLE COMPUTER               COM              037833100         212         555  SH         Sole                     555
COCA COLA                    COM              191216100        6506       96297  SH         Sole                   96297
CONAGRA                      COM              205887102        4276      176550  SH         Sole                  176550
DIRECTV                      COM              25490A101        4592      108633  SH         Sole                  108633
EBAY                         COM              278642103        4194      142225  SH         Sole                  142225
EMC                          COM              268648102        5267      250933  SH         Sole                  250933
FOOT LOCKER                  COM              344849104        3393      168868  SH         Sole                  168868
HEINZ                        COM              423074103        6514      129050  SH         Sole                  129050
MCCORMICK                    COM              579780206        2293       49679  SH         Sole                   49679
MEDICIS                      COM              584690309        3437       94225  SH         Sole                   94225
MYLAN                        COM              628530107        4580      269550  SH         Sole                  269550
PFIZER                       COM              717081103        5545      313610  SH         Sole                  313610
SARA LEE                     COM              803111103        6010      367600  SH         Sole                  367600
TEXAS INSTRUMENTS            COM              882508104        3804      142725  SH         Sole                  142725
TIME WARNER                  COM              887317303        2136       71283  SH         Sole                   71283
VALEANT PHARMA               COM              91911K102        3247       87471  SH         Sole                   87471
VIACOM CL B                  COM              92553P201        6089      157175  SH         Sole                  157175
WATSON PHARMA                COM              942683103        8408      123200  SH         Sole                  123200
WEIGHT WATCHERS              COM              948626106        3103       53275  SH         Sole                   53275
XILINX                       COM              983919101        5975      217750  SH         Sole                  217750
NUVEEN INSURED ADVANTAGE
  MUNI                       COM              67071L106         191       13300  SH         Sole                   13300
NUVEEN INSURED PREMIUM MUNI  COM              6706D8104         178       13650  SH         Sole                   13650
PROGRESS ENERGY              COM              743263105         267        5169  SH         Sole                    5169
SOUTHERN                     COM              842587107         312        7364  SH         Sole                    7364
ISHARES ETF 1-3 YR
  TREASURY BO                BARCLAYS 1-3 YR  464287457        1691       20000  SH         Sole                   20000